Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0000748268
Registrant Name	Red Cat Holdings, Inc.
Registration File Number	333-295792
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES